Investment Securities - Schedule of Amortized Cost and Estimated Fair Value of Investment Securities by Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Weighted Average Yield
Within one year or less	2.29%
One through five years	1.65%
After five through ten years	2.25%
Over ten years	2.05%
Weighted average yield	2.06%
Amortized Cost
Within one year or less	$ 15,540
One through five years	283,914
After five through ten years	703,768
Over ten years	2,483,052
Amortized cost	3,486,274
Estimated Fair Value
Within one year or less	15,477
One through five years	284,150
After five through ten years	697,829
Over ten years	2,448,641
Estimated fair value	$ 3,446,097	$ 2,800,286
Weighted Average Yield
Within one year or less	2.59%
One through five years	2.95%
After five through ten years	3.07%
Over ten years	2.81%
Weighted average yield	2.88%
Amortized Cost
Within one year or less	$ 2,551
One through five years	9,903
After five through ten years	18,181
Over ten years	58,581
Amortized cost	89,216	98,928
Estimated Fair Value
Within one year or less	2,570
One through five years	10,082
After five through ten years	18,569
Over ten years	58,711
Estimated fair value	$ 89,932	$ 100,961